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SEC FILE NUMBER 000-24149
CUSIP NUMBER

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☒ Form 10-Q
☐ Form 10-D	☐ Form N-SAR	☐ Form N-CSR

For Period Ended: March 31, 2006
☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended: __________________________________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:    N/A

PART I — REGISTRANT INFORMATION

CIB Marine Bancshares, Inc.

Full Name of Registrant

Central Illinois Bancorp Inc. (until 1999-08-27)

Former Name if Applicable

N27 W24025 Paul Court

Address of Principal Executive Office (Street and Number)

Pewaukee, Wisconsin 53072

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
☐	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As a result of regular examinations of certain of its subsidiary banks by state and federal banking regulators in 2003, the registrant engaged in an extensive review of the adequacy of its allowance for loan losses, certain credit quality issues, and related matters. This review resulted in a substantial delay in the completion of the audit of the financial statements and the filing of the registrant’s Form 10-K for the periods ended December 31, 2003, 2004, and 2005. The Form 10-K for the period ended December 31, 2003 was filed on October 31, 2005. The audits of the financial statements and filing of the Form 10-K for the periods ended December 31, 2004 and 2005 have not yet been completed. Accordingly, the registrant is unable to file until it completes the audit of its financial statements for the years ended December 31, 2004 and 2005, and files all reports which are due and have not yet been filed with the Commission.

(Attach extra Sheets if Needed)

PART IV — OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Steven T. Klitzing	(262)	695-6010

(Name)	(Area Code)	(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

☒   No     ☐   Yes

As of the date hereof, the registrant has not filed its quarterly report for the quarters ended September 30, 2003, March 31, 2004, June 30, 2004 and September 30, 2004, its annual report for its fiscal year ended December 31, 2004, its quarterly report for the quarters ended March 31, 2005, June 30, 2005, and September 30, 2005, and its annual report for its fiscal year ended December 31, 2005. Forms 12b-25 with respect to such reports were filed on November 14, 2003 (and subsequently amended on November 17, 2003), May 10, 2004, August 9, 2004, November 9, 2004, March 16, 2005, May 10, 2005, August 10, 2005, November 9, 2005, and March 31, 2006, respectively.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐   No     ☒   Yes

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The registrant has not yet filed its Quarterly Report on Form 10-Q for the corresponding period in 2005. Accordingly, the registrant cannot make a reasonable estimate of the change in results of operations at this time as the results of operations for both of these periods are still under review. The registrant anticipates that there will be a significant decrease in cash and due from banks, fed funds sold, securities, loans, assets and liabilities of companies held for sale, total assets, deposits and stockholders’ equity as a result of the registrant’s liquidity and asset management strategies which were implemented during 2004 and 2005. The registrant also expects a significant decrease in net interest income and salaries and benefits expense, and an increase in professional services expense.

CIB Marine Bancshares, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	July 5, 2006	By	/s/ Steven T. Klitzing
Senior Vice President and CFO

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

General Instructions

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5. Electronic Filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (§ 232.201 or § 232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (§ 232.13(b) of this chapter).

SEC 1344 (05-06)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.